Provision for Sales Returns (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Provision For Sales Returns Explantory [Abstract]
Schedule of provision for sales returns
Sales return provision due to the ongoing COVID-19 pandemic	2021 A$
Carrying amount at the start of the year	-
Sales return provision recognised	213,024
Amounts transferred from non-current	-
Carrying amount at the end of the year	213,024